Income tax and contribution (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of Breakdown of Deferred Income Tax and Social Contribution

Description	December 31, 2023	Profit or loss	December 31, 2024

Deferred liabilities
Breakage	(195,923)	(98,496)	(294,419)
Foreign currency exchange	(191,219)	(346,691)	(537,910)
Leases	(3,034,585)	(831,567)	(3,866,152)
Others	(1,057)	(956)	(2,013)
Total	(3,422,784)	(1,277,710)	(4,700,494)

Deferred assets (a)
Allowance for losses	48,889	(46,697)	2,192
Financial instruments	21,112	1,116	22,228
Foreign currency exchange	149,986	437,878	587,864
Provisions	1,403,989	363,027	1,767,016
Leases	4,199,370	1,653,998	5,853,368
	5,823,346	2,409,322	8,232,668
Deferred tax asset reducer	(2,440,088)	(1,092,086)	(3,532,174)
Total	3,383,258	1,317,236	4,700,494

Total income tax and deferred social contribution	(39,526)	39,526	—

(a)Such balances were totaled in the disclosure on December 31, 2023.

Schedule of Income Tax and Social Contribution

	December 31,
Description	2024	2023	2022

Loss before income tax and social contribution	(9,190,174)	(2,340,930)	(722,367)
Combined nominal tax rate	34%	34%	34%
Taxes calculated at nominal rates	3,124,659	795,916	245,605

Adjustments to determine the effective rate
Unrecorded benefit on tax losses and temporary differences (a)	(2,857,978)	(890,067)	(600,240)
Mark to market of convertible debt instruments	148,592	(8,584)	176,737
Permanent differences	(395,579)	43,764	154,669
Others (b)	19,109	19,445	23,229
	38,803	(39,526)	—

Current income tax and social contribution	(723)	—	—
Deferred income tax and social contribution	39,526	(39,526)	—
	38,803	(39,526)	—

Effective rate	0.4%	(1.7)%	—%

(a)Such balances refer to the line "Result from investments not taxed abroad" and "Unrecorded benefit on tax losses and temporary differences" disclosed on December 31, 2023.
(b)Such balances refer to the line "Rate differential" and "Others" disclosed on December 31, 2023.

Schedule of Income Tax Losses Offsetting Against Future Taxable Profits
The Company has tax losses that are available indefinitely for offset against 30% of future taxable profits on which deferred income tax and social contribution assets have not been created, as it is not likely that future taxable profits will be available for the Company to use them, as below:

	December 31,
Description	2024	2023	2022

Tax loss and negative bases	21,160,095	18,325,916	12,863,038
Tax loss (25%)	5,290,024	4,581,479	3,215,760
Negative social contribution base (9%)	1,904,409	1,649,332	1,157,673